14. Stockholders' Equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt converted, amount converted		$ 5,075,000
Stock based compensation	$ 820,379	736,186
Stock reserved for issuance	85,353,320
Beneficial conversion feature	$ 1,357,978
Stock issued for acquisition, value		11,264,438
Options [Member]
Options outstanding	0
Conversion to Series A Preferred Stock [Member]
Stock reserved for issuance	75,000,000
Conversion to Series B Preferred Stock [Member]
Stock reserved for issuance	475,000
Upon Conversion of Convertible Preferred [Member]
Stock reserved for issuance	7,558,570
Exercise of Warrants [Member]
Stock reserved for issuance	2,319,750
AMS [Member] | GN [Member]
Cash paid for acquisition		$ 500,000
Stock issued for acquisition, shares		2,500,000
Stock issued for acquisition, value		$ 5,800,000
Series B Unit Offering [Member]
Proceeds from sale of equity	$ 475,000
Unit description	One share of Series B Convertible Preferred Stock and one Common Stock Purchase Warrant
Private Placement [Member] | Convertible Debentures [Member]
Debt converted, amount converted		2,072,000
Debt converted, interest converted		$ 130,212
Debt converted, shares issued		5,505,530
Unit Convertible Note Offering [Member]
Proceeds from sale of equity	$ 1,200,000
Stock issued, shares	1,200,000
Stock issued, value	$ 2,598,000
Interest expense, debt	200,000
Beneficial conversion feature	$ 1,200,000